Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The following table summarizes RSU activity for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025		2024
	Number of ADS	Weighted Average Grant Date Fair Value Per ADS	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Outstanding, beginning balance	4,185,488	$3.43	—	$—
Granted	2,501,632	1.01	4,306,116	3.45
Clawback	(201,665)	3.92	—	—
Vested (1)	(1,217,067)	3.39	—	—
Forfeited	(1,651,487)	3.39	(120,628)	3.92
Outstanding, ending balance	3,616,901	$1.77	4,185,488	$3.43
(1) The vested amount shown includes 277,977 ADSs withheld by the Company to satisfy certain tax withholding obligations.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation expense is included within the following lines in the statement of operations for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Cost of revenue	$(98)	$142
General and administrative	3,114	3,186
Research and development	(226)	337
Sales and marketing	93	33
Total share-based compensation expense	2,883	3,698
Less tax benefit	(356)	(431)
Share-based compensation expense, net of tax	$2,527	$3,267